UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

Registrant’s telephone number, including area code: 800-934-5550

Date of fiscal year end: 06/30/2023

Date of reporting period: 12/31/2022

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the IMS Family of Funds (the “Funds”), series of the 360 Funds (the “registrant”), for the period ended December 31, 2022 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

IMS Capital Value Fund
IMS Strategic Income Fund

Semi-Annual Report

December 31, 2022

Fund Adviser:

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, OR 97086

Toll Free (800) 934-5550

IMPORTANT NOTE: As permitted by regulations adopted by the SEC, paper copies of the Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the Fund complex/your financial intermediary.

INVESTMENT RESULTS – (Unaudited)

	Average Annual Total Returns
	(for the years ended December 31, 2022)
	One Year	Five Years	Ten Years
IMS Capital Value Fund *	(30.11)%	2.53%	6.28%
S&P 500® Total Return Index **	(18.11)%	9.41%	12.56%

Total annual operating expenses, as disclosed in the Value Fund’s current prospectus dated October 31, 2022, were 1.82% of average daily net assets. IMS Capital Management, Inc. (the “Adviser”) has entered into an Expense Limitation Agreement with the Value Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Value Fund, if necessary, in an amount that limits the Value Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired funds fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Value Fund’s business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”)) to not more than 1.95% until and through at least October 31, 2023. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Value Fund within the three years from the date of the waiver or reimbursement, provided that the Value Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of repayment.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling Shareholder Services at 1-800-934-5550.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The S&P 500® Total Return Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The annual total returns included for the above Fund are net of the total annual operating expenses for the Fund, while no annual operating expenses are deducted for the S&P 500® Total Return Index.

2

INVESTMENT RESULTS - (Unaudited)

	Average Annual Total Returns
	(for years ended December 31, 2022)
	One Year	Five Year	Ten Year
IMS Strategic Income Fund*	(16.92)%	0.33%	(3.51)%
Bloomberg Barclays U.S. Aggregate Bond Index**	(13.01)%	0.02%	1.06%

Total annual operating expenses, as disclosed in the Income Fund’s current prospectus dated October 31, 2022, were 2.78% of average daily net assets (1.97% after fee waivers/expense reimbursements by the Adviser and acquired fund fees and expenses). The Adviser as entered into an Expense Limitation Agreement with the Income Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Income Fund, if necessary, in an amount that limits the Income Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired funds fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Income Fund’s business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”)) to not more than 1.95% until and through at least October 31, 2023. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Income Fund within the three years from the date of the waiver or reimbursement, provided that the Income Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of repayment.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling Shareholder Services at 1-800-934-5550.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The Bloomberg Barclays U.S. Aggregate Bond Index is a widely-used indicator of the bond market. The index is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade and has a greater number of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The annual total returns included for the above Fund are net of the total annual operating expenses for the Fund, while no annual operating expenses are deducted for the Bloomberg Barclays U.S. Aggregate Bond Index.

3

FUND HOLDINGS – (Unaudited)

IMS Capital Value Fund Holdings as of December 31, 2022 1

1As a percent of net assets.

The investment objective of the Value Fund is long-term growth from capital appreciation, and secondarily, income from dividends. The Value Fund typically invests in mid-cap securities, which the Adviser defines as those with a market capitalization of approximately $2 billion to $11 billion, and in large-cap securities, which the Adviser defines as those with a market capitalization of greater than $11 billion.

4

FUND HOLDINGS – (Unaudited) (continued)

IMS Strategic Income Fund Holdings as of December 31, 20221

Fixed Income Securities
Equity Securities
Money Market Securities
Other Assets in Excess of Liabilites, net
80.00%
70.00%
60.00%
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
58.79%
39.60%
0.27%
1.34%

1 As a percent of net assets.

The investment objective of the Income Fund is current income, and a secondary objective of capital appreciation. In pursuing its investment objectives, the Income Fund will generally invest in corporate bonds, government bonds, dividend-paying common stocks, preferred and convertible preferred stocks, income trusts (including business trusts, oil royalty trusts and real estate investment trusts), money market instruments and cash equivalents. The Income Fund may also invest in structured products, such as reverse convertible notes, a type of structured note, and in 144A securities that are purchased in private placements and thus are subject to restrictions on resale (either as a matter of contract or under federal securities laws), but only where the Adviser has determined that a liquid trading market exists. Under normal circumstances, the Income Fund will invest at least 80% of its assets in dividend paying or other income producing securities.

5

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 through December 31, 2022).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is only useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

IMS Funds	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period* July 1, 2022 – December 31, 2022
Capital Value Fund
Actual (+1.87%)	$ 1,000.00	$ 1,018.70	$ 9.92
Hypothetical**	$ 1,000.00	$ 1,015.40	$ 9.91
Strategic Income Fund
Actual (+2.38%)%	$ 1,000.00	$ 1,023.80	$ 10.05
Hypothetical**	$ 1,000.00	$ 1,015.30	$ 10.01

*	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios for the Capital Value Fund and the Strategic Income Fund were 1.95% and 1.97%, respectively.
**	Assumes a 5% annual return before expenses.

6

IMS Capital Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

COMMON STOCK - 98.54%	Shares	Value

Communication Services - 12.69%
Alphabet, Inc. - Class C (a)	16,000	$1,419,680
Meta Platforms, Inc. - Class A (a)	8,200	986,788
Walt Disney Co. (a)	21,000	1,824,480
		4,230,948
Consumer Discretionary - 21.81%
Airbnb, Inc. - Class A (a)	10,000	855,000
Amazon.com, Inc. (a)	14,560	1,223,040
Domino’s Pizza, Inc.	887	307,257
Expedia Group, Inc. - Class A (a)	8,665	759,054
Hilton Worldwide Holdings, Inc.	13,200	1,667,952
Home Depot, Inc.	2,720	859,139
Starbucks Corp.	16,162	1,603,270
		7,274,712
Financials - 9.43%
Charles Schwab Corp.	11,530	959,988
Wells Fargo & Co.	52,900	2,184,241
		3,144,229
Health Care - 10.10%
Johnson & Johnson	4,000	706,600
Moderna, Inc. (a)	7,800	1,401,036
UnitedHealth Group, Inc.	2,379	1,261,298
		3,368,934
Industrials - 18.70%
Alaska Air Group, Inc. (a)	24,600	1,056,324
Boeing Co. (a)	10,720	2,042,053
Delta Air Lines, Inc. (a)	28,800	946,368
General Electric Co.	14,150	1,185,628
United Parcel Service, Inc. - Class B	5,800	1,008,272
		6,238,645
Information Technology - 20.22%
Adobe Systems, Inc. (a)	2,700	908,631
Apple, Inc.	13,900	1,806,027
Microsoft Corp.	6,300	1,510,866
NVIDIA Corp.	9,000	1,315,260
PayPal Holdings, Inc. (a)	8,600	612,492
QUALCOMM, Inc.	5,388	592,357
		6,745,633
Materials - 2.49%
Nucor Corp.	6,300	830,403

Utilities - 3.10%
Vistra Corp.	44,600	1,034,720

TOTAL COMMON STOCK (Cost $32,937,276)		32,868,224

7

IMS Capital Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

MONEY MARKET SECURITIES - 2.48%	Shares	Value

Federated Hermes Government Obligations Fund - Institutional Shares, 4.10% (b)	829,697	$829,697

TOTAL MONEY MARKET SECURITIES (Cost $829,697)		829,697

INVESTMENTS AT VALUE (Cost $33,766,973) - 101.02%		$33,697,921

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.02%)		(341,644)

NET ASSETS - 100.00%		$33,356,277

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at December 31, 2022, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

8

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

COMMON STOCK - 39.60%	Shares	Value

Consumer Discretionary - 8.71%
Advance Auto Parts, Inc.	1,900	$279,357
Best Buy Co., Inc.	3,050	244,640
Leggett & Platt, Inc.	7,090	228,511
Macy’s, Inc.	12,400	256,060
		1,008,568
Consumer Staples - 2.09%
Altria Group, Inc.	5,300	242,263

Energy - 6.71%
ConocoPhillips	2,200	259,600
Devon Energy Corp.	4,200	258,342
EOG Resources, Inc.	2,000	259,040
		776,982
Financials - 8.98%
Comerica, Inc.	3,800	254,030
Northern Trust Corp.	3,100	274,319
Regions Financial Corp.	12,500	269,500
Valley National Bancorp	21,400	242,034
		1,039,883
Health Care - 4.57%
Gilead Sciences, Inc.	3,200	274,720
Merck & Co., Inc.	2,300	255,185
		529,905
Information Technology - 2.02%
HP, Inc.	8,700	233,769

Materials - 4.44%
Eastman Chemical Co.	2,900	236,176
Newmont Corp.	5,900	278,480
		514,656
Utilities - 2.08%
Eastman Chemical Co.	10,400	241,280

TOTAL COMMON STOCK (Cost $4,773,845)		4,587,306

CORPORATE BONDS - 30.26%	Principal Amount
American Airlines Group, Inc., 3.750%, due 03/01/2025 (a)	$525,000	444,674
Enterprise Products Operating LLC, 7.630%, due 08/16/2077 (b)	326,000	295,052
Navient Corp., 5.625%, due 08/01/2033	675,000	480,853
Nordstrom, Inc., 5.000%, due 01/15/2044	650,000	394,875
Rite Aid Corp., 7.700%, due 02/15/2027	790,000	320,677
Royal Caribbean Cruises Ltd., 3.700%, due 03/15/2028 - Liberia	700,000	514,500
Service Property Trust, 3.950%, due 01/15/2028	725,000	514,744
Staples,Inc., 10.750%, due 04/15/2027 (a)	750,000	540,075

TOTAL CORPORATE BONDS (Cost $4,892,168)		3,505,450

9

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

STRUCTURED NOTES - 28.53%	Principal Amount	Value

Bank of Montreal Callable Barrier Notes - Series G, 6.000%, due 07/17/2028 - Canada (b) (c) (o)	$600,000	$453,660
Citigroup Global Markets Holdings, Inc., Callable Range Accrual Notes, 0.000%, 03/18/2037 (b) (m) (o)	550,000	386,045
Citigroup Global Markets Holdings, Inc. Callable Range Accrual Notes, 0.000%, due 04/16/2035 (b) (d) (o)	190,000	129,010
Citigroup Global Markets Holdings, Inc. Callable Fixed to Float Range Accrual Notes, 0.000%, due 01/29/2041 (b) (e) (o)	600,000	286,920
JPMorgan Chase Financial Co. LLC Callable Range Accrual Notes, 0.000%, due 01/25/2036 (b) (f) (o)	600,000	341,220
JPMorgan Chase Financial Co. LLC Callable Range Accrual Notes, 0.000%, due 02/26/2036 (b) (g) (o)	500,000	277,000
Morgan Stanley Fixed to Floating Rate Leveraged CMS and Index Linked Notes, 0.000%, due 08/30/2028 (b) (h) (o)	350,000	223,563
Morgan Stanley Fixed to Floating Rate Index Linked Notes, 0.000%, due 05/30/2034 (b) (i) (o)	600,000	334,500
Societe Generale SA Callable Fixed to Floating Rate CMS and Index Linked Note, 0.000%, 06/28/2034 - France (b) (j) (o)	325,000	207,480
Societe Generale SA Callable Fixed to Floating Rate CMS and Index Linked Note, 9.000%, 02/19/2036 - France (b) (k) (o)	600,000	387,180
Societe Generale SA Callable Fixed to Floating Rate CMS and Index Linked Note, 0.000%, 11/19/2036 - France (b) (l) (o)	450,000	278,190

TOTAL STRUCTURED NOTES (Cost $5,291,501)		3,304,768

MONEY MARKET SECURITIES - 0.27%
Federated Hermes Government Obligations Fund - Institutional Shares, 4.10% (n)	30,615	30,615

TOTAL MONEY MARKET SECURITIES (Cost $30,615)		30,615

INVESTMENTS AT VALUE (Cost $14,988,129) - 98.66%		$11,428,139

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.34%		155,541

NET ASSETS - 100.00%		$11,583,680

Percentages are stated as a percent of net assets.

(a) Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.

(b) Variable rate security. Rate shown represents the rate in effect at December 31, 2022.

(c) The notes will pay a Contingent Coupon on each Contingent Coupon Payment Date at the Contingent Interest Rate of 1.750% per quarter (approximately 7.00% per annum) if the closing level of each Reference Asset on the applicable quarterly Observation Date is greater than its Coupon Barrier Level. However, if the closing level of any Reference Asset is less than or equal to its Coupon Barrier Level on an Observation Date, the notes will not pay the Contingent Coupon for that Observation Date.

(d) Contingent interest will accrue on the notes during each accrual period at 7.00% per annum only for each elapsed day during that accrual period on which the accrual condition is satisfied. The accrual condition will be satisfied on an elapsed day only if (i) the CMS spread is greater than the CMS spread barrier (meaning that CMS30 is greater than CMS2) on that day and (ii) the closing level of each underlying index on that day is greater than or equal to its accrual barrier level.

(e) The note will pay interest at a fixed rate of 7.25% per annum for the first 1.5 years following issuance. After the first 1.5 years, contingent interest will accrue on the securities during each accrual period at 7.25% only for each elapsed day during that accrual period on which the accrual condition is satisfied. The accrual condition will be satisfied on an elapsed day only if (i) the CMS spread is greater than or equal to the CMS spread barrier (meaning that CMS30 is greater than or equal to CMS2) on that day and (ii) the closing level of each underlying index on that day is greater than or equal to its accrual barrier level.

10

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

(f) The interest rate during the Initial Interest Periods from the Original Issue Date of the notes and ending on but excluding January 22, 2022 shall be 8.00% per annum. Thereafter, the interest rate will depend on the number of calendar days during any given interest period on which the accrual provision is satisfied. The accrual provision shall be deemed to have been satisfied on each calendar day during such interest period on which (i) the closing level of the S&P 500 Index, as determined on the accrual determination date relating to such calendar day, is greater than or equal to the minimum index level and (ii) the closing level of the EURO STOXX 50 Index, as determined on the accrual determination date relating to such calendar day, is greater than or equal to its minimum index level subject to a minimum interest rate of 0.00% per annum and a maximum interest rate of 10.00% per annum.

(g) The interest rate during the Initial Interest Periods from the Original Issue Date of the notes and ending on but excluding February 26, 2022 shall be 9.00% per annum. After the Initial Interest Periods, interest will accrue for each other Interest Period, at a per annum rate equal to the Spread (the 30-Year ICE Swap Rate minus the 2-Year ICE Swap Rate) on the applicable Determination Date for such Interest Period multiplied by the Multiplier, provided that the Closing Level of each Index on each Accrual Determination Date during such Interest Period is greater than or equal to its Minimum Index Level (for each Index, 70.00% of its Initial Value), and subject to the Maximum Interest Rate of 9.00% and the Minimum Interest Rate of 0.00%.

(h) The variable rate is equal to 5 times the difference, if any, between the 30-Year Constant Maturity Swap Rate (“30CMS”) and the 2-year Constant Maturity Swap Rate (“2CMS”) as determined on the CMS reference determination date at the start of the quarterly interest payment period; subject to a maximum interest rate of 12.00% per annum for each interest payment period during the floating rate interest period and the minimum interest rate of 0.00% per annum.

(i) Interest will accrue on the securities (i) in Years 1 to 3: at a rate of 10.00% per annum and (ii) in Years 4 to maturity: for each day that the closing value of the S&P 500® Index is greater than or equal to 50% of the initial index value (which we refer to as the index reference level), at a variable rate per annum equal to 4 times the difference, if any, between the 30-Year Constant Maturity Swap Rate (“30CMS”) and the 2-Year Constant Maturity Swap Rate (“2CMS”), as determined on the CMS reference determination date at the start of the related monthly interest payment period; subject to the maximum interest rate of 10.00% per annum for each interest payment period during the floating interest rate period and the minimum interest rate of 0.00% per annum.

(j) For each Interest Period commencing on or after the Original Issue Date through January 2021 (the “Fixed Rate Period”), the interest rate per annum will be equal to the Fixed Interest Rate of 10.000%. For each Interest Period beginning in January 2021 (the “Floating Rate Period”), the interest rate per annum will be equal to the product of (a) the 30-Year Constant Maturity Swap Rate minus the 2-Year Constant Maturity Swap Rate multiplied by the number of days the accrual condition is met divided by the number of days in the accrual period and (b) the Multiplier rate of 50, subject to the Maximum Interest Rate of 10.000% and the Minimum Interest Rate of 0.000%. The accrual condition is satisfied on days where RTY and SX7E are greater than or equal to 60% of the initial index level.

(k) The Notes pay interest (i) in the first two years, at a fixed rate of 9.00% per annum and (ii) after the first two years to maturity or early redemption by us, at the Variable Rate per annum described below, subject to the Maximum Coupon Rate of 10.00% per annum and the Minimum Coupon Rate of 0.00% per annum. The “Variable Rate” for each Coupon Period commencing on or after the Fixed Rate Cutoff Date will be the rate computed based on the following formula: Variable Base Rate × (Variable Days/Actual Days). The “Variable Base Rate” for each Coupon Period will be the product of (i) the 30 Year CMS Rate on the related CMS Determination Date minus the 2 Year CMS Rate on the related CMS Determination Date (the “CMS Reference Spread”) and (ii) the Multiplier, subject to the Maximum Coupon Rate and the Minimum Coupon Rate.

(l) The Notes pay interest (i) in the first year at a fixed rate of 8.50% and (ii) after the first year to maturity or earlier redemption by us, at the Variable Rate per annum described below. The “Variable Rate” for each Coupon Period commencing on or after the Fixed Rate Cutoff Date will be the rate computed based on the following formula: Base Rate × (Variable Days/Actual Days). The “Base Rate” means a per annum rate of 8.50%. The “Variable Days” means, with respect to each Coupon Period, the actual number of calendar days during such Coupon Period on which the Accrual Condition is satisfied; and the “Actual Days” means, with respect to each Coupon Period, the actual number of calendar days in such Coupon Period. With respect to a calendar day in any Coupon Period commencing on or after the Fixed Rate Cutoff Date, the Accrual Condition will be satisfied on such calendar day if both (i) the Reference Rate on such calendar day is greater than or equal to the Reference Rate Barrier and (ii) the Closing Level of each Reference Index on such calendar day is greater than or equal to its respective Coupon Barrier Level.

(m) Contingent interest will accrue on the securities during each accrual period at the contingent rate of 13.000% only for each elapsed day during that accrual period on which the accrual condition is satisfied. The accrual condition will be satisfied on an elapsed day only if (i) the SOFR CMS spread is greater than or equal to the SOFR CMS spread barrier (meaning that SOFR CMS30 is greater than or equal to SOFR CMS2) on that day and (ii) the closing level of each underlying index on that day is greater than or equal to its accrual barrier level. Accordingly, the accrual of interest during each accrual period will be contingent on the SOFR CMS spread and the level of each underlying index.

(n) Rate shown represents the 7-day effective yield at December 31, 2022, is subject to change and resets daily.

(o) This security is currently valued by the Adviser using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee. The aggregate value of such securities is $3,304,768 which represents 28.53% of net assets.

The following abbreviations are used in this portfolio:

Ltd. - Limited

See accompanying notes which are an integral part of these financial statements.

11

IMS FAMILY OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2022 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund
Assets:
Investments in securities:
At cost	$33,766,973	$14,988,129
At value	$33,697,921	$11,428,139
Due from advisor	—	1,781
Receivables:
Interest	3,427	119,710
Dividends	4,345	33,145
Fund shares sold	100	—
Prepaid expenses	18,933	11,662
Total assets	33,724,726	11,594,437

Liabilities:
Payables:
Fund shares redeemed	319,774	—
Due to Adviser	33,073	—
Due to administrator, fund accountant and transfer agent	11,617	8,029
Accrued expenses	3,985	2,728
Total liabilities	368,449	10,757
Net Assets	$33,356,277	$11,583,680

Net Assets consist of:
Paid-in capital	$33,968,933	$38,191,293
Total accumulated deficit	(612,656)	(26,607,613)
Total Net Assets	$33,356,277	$11,583,680

Shares outstanding (unlimited number of shares authorized, no par value)	1,614,840	5,675,334
Net asset value and offering price per share	$20.66	$2.04
Minimum redemption price per share (a)	$20.56	$2.03

(a) A redemption fee of 0.50% will be assessed on shares of the Fund that are redeemed within 90 days of purchase.

See accompanying notes which are an integral part of these financial statements.

12

IMS FAMILY OF FUNDS
STATEMENTS OF OPERATIONS
For the six months ended December 31, 2022 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund

Investment income:
Dividends (net of foreign withholding taxes of $0 and $0, respectively)	$152,896	$367,673
Interest	22,929	256,189
Total investment income	175,825	623,862

Expenses:
Investment Adviser fees (a)	217,618	75,435
Accounting, administration and transfer agent fees and expenses (a)	65,406	42,474
Trustee fees and expenses	12,834	12,773
Printing expenses	9,689	9,688
Legal expenses	8,827	8,827
Registration expenses	7,092	7,653
Audit expenses	6,720	7,216
Custodian expenses	5,720	4,756
Miscellaneous expenses	5,392	5,060
Pricing expenses	4,163	6,159
Compliance fees (a)	3,781	3,781
Insurance expenses	2,993	993
Shareholder networking fees	2,570	805
Interest expenses	939	1,365
Total expenses	353,744	186,985
Less: Fees waived and expenses reimbursed by Adviser (a)	(2,872)	(68,876)
Net expenses	350,872	118,109

Net Investment Income (Loss)	(175,047)	505,753

Realized and unrealized gain (loss) on investment securities:
Net realized gain on investment securities	—	14,258
Change in unrealized appreciation (depreciation) on investment securities	832,791	(218,771)
Net realized and unrealized gain (loss) on investment securities	832,791	(204,513)

Net Increase in Net Assets Resulting from Operations	$657,744	$301,240

(a) See Note 4 in the Notes to Financial Statements.

See accompanying notes which are an integral part of these financial statements.

13

IMS STRATEGIC INCOME FUND
STATEMENT OF CASH FLOWS

For the six months ended December 31, 2022 (Unaudited)

Increase (decrease) in cash:
Cash flows from operating activities:
Net increase in net assets from operations	$301,240
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Accretion of discount/Amortization of premium, net	(22,570)
Purchase of investment securities	(35,899,979)
Proceeds from disposition of investment securities	35,216,479
Sells of short-term investment securities, net	853,616
Increase in due from adviser	(1,781)
Decrease in dividends and interest receivable	7,350
Decrease in receivables for securities sold	2,816,430
Decrease in prepaid expenses	319
Decrease in payable for securities purchased	(3,014,558)
Decrease in accrued expenses	(20,482)
Net unrealized depreciation on investment securities	218,771
Net realized gain on investment securities	(14,258)
Net cash provided by operating activities	440,577

Cash flows from financing activities:
Proceeds from loan	1,316,130
Payments on loan	(1,316,130)
Proceeds from Fund shares sold	20,902
Payment on Fund shares redeemed	(454,394)
Cash distributions paid	(7,085)
Net cash used for financing activities	(440,577)

Net increase in cash	$—

Cash:
Beginning of period	$—
End of period	$—

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of distributions of $503,018 and a decrease in payable for Fund shares redeemed of $9,745.

Interest paid by the Fund for outstanding balances on the line of credit amounted to $1,365.

See accompanying notes which are an integral part of these financial statements.

14

IMS CAPITAL VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	December 31, 2022	June 30, 2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment loss	$(175,047)	$(496,787)
Net realized gain on investment securities	—	69,201
Change in unrealized appreciation (depreciation) on investment securities	832,791	(11,728,030)
Net increase (decrease) in net assets resulting from operations	657,744	(12,155,616)

Distributions to shareholders from:
Distributable earnings	—	(5,332,911)
Total Distributions	—	(5,332,911)

Capital share transactions:
Proceeds from shares purchased	26,420	2,624,991
Reinvestment of distributions	—	5,276,690
Amount paid for shares redeemed	(1,405,544)	(1,689,972)
Proceeds from redemption fees	—	5
Net increase (decrease) in net assets from share transactions	(1,379,124)	6,211,714

Total Decrease in Net Assets	(721,380)	(11,276,813)

Net Assets:
Beginning of year	$34,077,657	45,354,470

End of year	$33,356,277	$34,077,657

Capital Share Transactions
Shares purchased	1,252	86,670
Shares issued in reinvestment of distributions	—	183,091
Shares redeemed	(66,485)	(58,435)
Net increase (decrease) in capital shares	(65,233)	211,326

See accompanying notes which are an integral part of these financial statements.

15

IMS STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	December 31, 2022	June 30, 2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$505,753	$972,736
Net realized gain (loss) on investment securities	14,258	(710,659)
Change in unrealized depreciation on investment securities	(218,771)	(3,272,111)
Net increase (decrease) in net assets resulting from operations	301,240	(3,010,034)

Distributions to shareholders from:
Distributable earnings	(510,103)	(937,637)
Total Distributions	(510,103)	(937,637)

Capital share transactions:
Proceeds from shares purchased	20,902	269,017
Reinvestment of distributions	503,018	923,979
Amount paid for shares redeemed	(444,649)	(719,911)
Net increase in net assets from share transactions	79,271	473,085

Total Decrease in Net Assets	(129,592)	(3,474,586)

Net Assets:
Beginning of year	$11,713,272	15,187,858

End of year	$11,583,680	$11,713,272

Capital Share Transactions
Shares purchased	9,427	99,810
Shares issued in reinvestment of distributions	241,118	361,537
Shares redeemed	(213,512)	(277,137)
Net increase in capital shares	37,033	184,210

See accompanying notes which are an integral part of these financial statements.

16

IMS CAPITAL VALUE FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year/period

	For the
	Six Months Ended		For the Years Ended
	December 31, 2022		June 30, 2022		June 30, 2021		June 30, 2020		June 30, 2019		June 30, 2018
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$20.28		$30.88		$22.50		$23.47		$24.75		$24.05

Investment Operations:
Net investment income (loss)	(0.85)		(0.30)		(0.18)		0.06		(0.02)		(0.00	)(a)
Net realized and unrealized gain (loss) on investments	1.23		(6.76)		9.13		0.21		1.27		1.22
Total from investment operations	0.38		(7.06)		8.95		0.27		1.25		1.22

Less Distributions to Shareholders:
From net investment income	—		—		(0.04)		—		—		(0.02)
From net realized capital gains	—		(3.54)		(0.53)		(1.24)		(2.53)		(0.50)
Total distributions	—		(3.54)		(0.57)		(1.24)		(2.53)		(0.52)

Paid in capital from redemption fees (d)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Net Asset Value, End of Year/Period	$20.66		$20.28		$30.88		$22.50		23.47		$24.75

Total Return (b)	1.87	%(e)	(26.27)%		40.16%		0.77%		6.99%		5.05%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$33,356		$34,078		$45,354		$31,243		30,372		$33,682

Ratio of expenses to average net assets:	1.95	%(c)(f)	1.82	%(c)	1.85	%(c)	1.88	%(c)	1.80	%(c)	1.74	%(c)

Ratio of net investment income (loss) to average net assets:	(0.97	)%(c)(f)	(1.10	)%(c)	(0.69	)%(c)	0.26	%(c)	(0.10	)%(c)	(0.01	)%(c)

Portfolio turnover rate	0.00	%(e)	37.16%		79.58%		263.64%		17.29%		40.01%

(a)	Represents less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The ratios include 0.01% of interest expense during the years ended June 30, 2018, June 30, 2019, June 30, 2020 and June 30, 2021, 0.002% during the year ended June 30, 2022 and 0.003% during the period ended December 31, 2022.
(d)	The average shares method was used to calculate redemption fees.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

17

IMS STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year/period

	For the
	Six Months Ended		For the Years Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$2.08		$2.78	$2.30	$2.61		$2.45	$2.93

Investment Operations:
Net investment income	0.09		0.18	0.15	0.15		0.13	0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		(0.71)	0.49 (a)	(0.31	)(a)	0.16 (a)	(0.49	)(a)
Total from investment operations	0.05		(0.53)	0.64	(0.16)		0.29	(0.30)

Less Distributions to Shareholders:
From net investment income	(0.09)		(0.17)	(0.16)	(0.15)		(0.13)	(0.18)
Total distributions	(0.09)		(0.17)	(0.16)	(0.15)		(0.13)	(0.18)

Paid in capital from redemption fees (e)	—		—	—	0.00	(b)	0.00 (b)	0.00	(b)

Net Asset Value, End of Year/Period	$2.04		$2.08	$2.78	$2.30		$2.61	$2.45

Total Return (c)	2.38%		(20.06)%	28.53%	(6.31)%		12.22%	(10.71)%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$11,584	(f)	$11,713	$15,188	$11,742		$5,914	$3,928

Ratio of expenses to average net assets: (d)	1.97	%(g)	1.96%	1.95%	1.96%		1.98%	2.02%

Ratio of expenses to average net assets before waiver & reimbursement: (d)	3.12	%(g)	2.77%	2.87%	3.62%		4.29%	3.36%

Ratio of net investment income to average net assets: (d)	8.45	%(g)	6.85%	5.88%	6.58%		5.27%	6.99%

Ratio of net investment income to average net assets before waiver & reimbursement: (d)	7.30	%(g)	6.03%	4.96%	4.92%		2.95%	5.64%

Portfolio turnover rate	325.64	%(f)	477.02%	531.13%	390.29%		728.46%	758.79%

(a)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net assets value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of subscriptions and redemptions in relation to fluctuating market values.
(b)	Represents less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The ratios include 0.07% of interest expense during the year ended June 30, 2018, 0.03% of interest expense during the year ended June 30, 2019, 0.01% of interest expense during the year ended June 30, 2020, 0.002% for the year ended June 30, 2021, 0.01% for the year ended June 30, 2022 and 0.02% for the period ended December 31, 2022.
(e)	The average shares method was used to calculate redemption fees.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

18

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2022 (Unaudited)

NOTE 1. ORGANIZATION

The IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”) and the IMS Strategic Income Fund (the “Income Fund”), were each organized as a diversified series of 360 Funds (the “Trust”) on June 20, 2014. The Trust was organized on February 24, 2005, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The investment objective of the Value Fund is to provide long-term growth from capital appreciation and secondarily, income from dividends. The investment objective of the Income Fund is to provide current income and secondarily, capital appreciation. The investment adviser of each Fund is IMS Capital Management, Inc. (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Federal Income Taxes – The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

Management has evaluated the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2020, June 30, 2021 and June 30, 2022) and expected to be taken during the year ended June 30, 2023, and has concluded that no provision for income tax is required in these financial statements. As of and during the six months ended December 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six months ended December 31, 2022, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2020.

19

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2022 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board of Trustees (the “Board”)).

Security Transactions and Related Income – Each Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITS) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid bonds or those bonds fair valued by the Adviser, if the Adviser’s research indicates a high recovery rate in restructuring, and the Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and Distributions – The Income Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. The Value Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

There were no reclassifications of the components of net assets during the six months ended December 31, 2022.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

20

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2022 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

A description of the valuation techniques applied to each Fund’s major categories of assets measured at fair value on a recurring basis follows:

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.

Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

21

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2022 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

Fixed income securities such as corporate bonds, municipal bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 2 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. The Adviser has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The SEC recently adopted Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for registered investment company fair valuation practices. The rule became effective on September 8, 2022. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Funds invest may default or otherwise cease to have market quotations readily available.

22

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2022 (Unaudited)

  NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

The Funds' policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund's normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Funds' use of fair value pricing. These securities will be categorized as Level 3 securities.

The following is a summary of the inputs used to value the Value Fund’s investments as of December 31, 2022:

	Valuation Inputs
Investments at Value	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stock*	$32,868,224	$—	$—	$32,868,224
Money Market Securities	829,697	—	—	829,697
Total	$33,697,921	$—	$—	$33,697,921

* Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the Income Fund’s investments as of December 31, 2022:

	Valuation Inputs
Investments at value	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stock*	$4,587,306	$—	$—	$4,587,306
Corporate Bonds	—	3,505,450	—	3,505,450
Structured Notes	—	—	3,304,768	3,304,768
Money Market Securities	30,615	—	—	30,615
Total	$4,617,921	$3,505,450	$3,304,768	$11,428,139

* Refer to the Schedule of Investments for industry classifications.

23

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2022 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund and the Income Fund did not hold any derivative instruments during the reporting period. The Value Fund and the Income Fund recognize transfers between fair value hierarchy levels at the end of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2022	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2022
Structured Notes	$3,524,266	$—	$2,943	$(222,441)	$—	$—	$—	$—	$3,304,768
Total	$3,524,266	$—	$2,943	$(222,441)	$—	$—	$—	$—	$3,304,768

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of December 31, 2022:

	Quantitative information about Level 3 fair value measurements
	Fair value at 12/31/2022	Valuation technique(s)	Unobservable input	Range
Structured Notes	$3,304,768	Vendor Pricing	Broker quotes (1)	$47.82–$75.61

(1) A significant increase in this input in isolation would result in a significantly higher fair value measurement. Unobservable inputs from the broker quotes were not included because the Income Fund does not develop the quantitative inputs and they are not readily available.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2022 was $(222,441) as shown below.

Total Change in Unrealized Depreciation
Structured Notes	$(222,441)
Total	$(222,441)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as investment adviser to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board of Trustees.

24

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2022 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

The Adviser has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds' annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired funds' fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds' business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”)) to not more than 1.95% until and through at least October 31, 2023. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within the three years from the date of the waiver or reimbursement, provided that the Funds can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of repayment.

Under the terms of the Advisory Agreement, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly. Please see the chart below for information regarding the management fee rates, management fees earned, fee waivers and recoupments, and expenses reimbursed during the six months ended December 31, 2022, as well as amounts due to the Adviser at December 31, 2022.

	Value Fund	Income Fund
Management fee under Advisory Agreement (as a percentage of average net assets)	1.21%	1.26%
Expense limitation (as a percentage of average net assets)	1.95%	1.95%
Management fees earned	$217,618	$75,435
Fees waived and expenses reimbursed	$(2,872)	$(68,876)
Payable to (Due from) Adviser	$33,073	$(1,781)

The amounts subject to repayment by the Value Fund and the Income Fund pursuant to the aforementioned conditions, are as follows:

Fund	Amount	Expires June 30,
Income Fund	$115,540	2023
Income Fund	$91,367	2024
Income Fund	$115,814	2025
Income Fund	$68,876	2026
Value Fund	$2,872	2026

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records.

25

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2022 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

For the six months ended December 31, 2022, the Funds accrued servicing fees, including out of pocket expenses, as follows:

Fund	Service Fees
Value Fund	$65,406
Income Fund	$42,474

The Funds have also entered into a CCO Service Agreement (the “CCO Agreement”) with M3Sixty to provide Chief Compliance Officer (“CCO”) services to the Funds. For the six months period ended December 31, 2022, the Funds accrued CCO servicing fees as follows:

Fund	CCO Service Fees
Value Fund	$3,781
Income Fund	$3,781

Certain officers and a Trustee of the Trust are also employees and/or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds for the six months ended December 31, 2022.

The Distributor is not affiliated with the Adviser. The Distributor is an affiliate of M3Sixty.

NOTE 5. LINE OF CREDIT

During the six months ended December 31, 2022, the IMS Funds each respectively entered into an agreement with The Huntington National Bank, the custodian of the Funds’ investments, to open secured lines of credit secured by the Funds’ investments. Borrowings under this agreement bear interest at SOFR Reference Rate plus 1.600%. Maximum borrowings for each Fund are lesser of $2,000,000 or 10% of the Fund’s daily investments at value. Total borrowings for the Funds cannot exceed $2,000,000 at any time. The current agreement expires on September 4, 2023. Borrowing information as-of and during the six months ended December 31, 2022 were as follows:

	Value Fund	Income Fund
Maximum available bank line of credit as of December 31, 2022	$2,000,000	$1,142,814
Average borrowings for the year	$-	$44,954
Average interest rate for the year	0.000%	3.610%
Highest balance drawn during the year	$-	$808,855
Interest rate at December 31, 2022	5.781%	5.781%
Line of credit borrowing as of December 31, 2022	$-	$-

26

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2022 (Unaudited)

NOTE 6. INVESTMENTS

For the six months ended December 31 , 2022 purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Value Fund	Income Fund
Purchases	$653,866	$35,899,979
Sales	$—	$35,216,479

As of December 31, 2022, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund
Gross Appreciation	$5,179,643	$25,390
Gross (Depreciation)	(5,283,859)	(3,585,380)
Net Depreciation on Investments	$(104,216)	$(3,559,990)
Tax Cost	$33,802,137	$14,988,129

The difference between book basis and tax basis unrealized appreciation (depreciation) of the Value Fund’s investments is primarily attributable to the tax deferral of losses on wash sales.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2022, NFS LLC (“NFS”) and TD Ameritrade, Inc. (“Ameritrade”) held, for the benefit of their customers, greater than 25% of the Funds’ voting securities. As a result, both NFS and Ameritrade may be deemed to control the Funds. The percentages of voting securities of the Funds held by NFS and Ameritrade as of December 31, 2022 were as follows:

	Value Fund	Income Fund
NFS	36.38%	36.62%
Ameritrade	40.14%	55.55%

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Value Fund – For the six months ended December 31, 2022, the Value Fund paid no distributions.

The tax characterization of distributions for the six months ended December 31 , 2022 and for the fiscal year ended June 30, 2022 was as follows:

Distributions paid from:	Six Month Period Ended December 31, 2022	Fiscal Year Ended June 30, 2022
Ordinary Income	$—	$2,646,039
Long-term Capital Gains	—	2,686,872
Total Distributions paid	$—	$5,332,911

27

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2022 (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS (continued)

Income Fund – For the six months ended December 31, 2022, the Income Fund paid monthly distributions totaling $0.09 per share.

The tax characterization of distributions for the six months ended December 31, 2022 and for the fiscal year ended June 30, 2022 was as follows:

Distributions paid from:	Six Month Period Ended December 31, 2022	Fiscal Year Ended June 30, 2022
Ordinary Income	$510,103	$937,637
Total Distributions paid	$510,103	$937,637

The Funds' tax basis distributable earnings are determined only at the end of each fiscal year.  As of June 30, 2022, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Value Fund	Income Fund
Undistributed net investment income	$—	$23,397
Deferred capital and other losses	(333,393)	(523,376)
Accumulated realized capital gains (losses)	—	(22,557,552)
Net unrealized appreciation (depreciation)	(937,007)	(3,341,219)
	$(1,270,400)	$(26,398,750)

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For disclosure purposes, these deferrals are included in “Deferred capital and other losses” above.

As of June 30, 2022, deferred capital and other losses noted above consist of:

	Post-October Capital Losses	Late Year Ordinary Losses
Value Fund	$86,071	$247,322
Income Fund	523,376	—

NOTE 9. CAPITAL LOSS CARRYFORWARDS

At June 30, 2022, for federal income tax purposes, the Funds have capital loss carryforwards, in the following amounts:

	Value Fund	Income Fund
No expiration – short-term	$—	$7,291,914
No expiration – long-term	—	15,265,638
	$—	$22,557,552

28

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2022 (Unaudited)

NOTE 9. CAPITAL LOSS CARRYFORWARDS (continued)

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. During the fiscal year ended June 30, 2022, the Funds did not utilize any capital loss carryforwards.

NOTE 10. STRUCTURED NOTES

The Income Fund may invest in certain structured products, including interest rate or index-linked notes. The risk of an investment in a structured product depends primarily on the type of collateral securities and the class of the structured product in which the Fund invests. In addition to the standard interest rate, default and other risks of fixed income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in structured products that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

At December 31, 2022, the aggregate value of such securities amounted to $3,304,768, or 28.53% of the net assets of the Income Fund.

NOTE 11. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At December 31, 2022, the aggregate value of such securities amounted to $984,749, or 8.50% of the net assets of the Income Fund.

	Acquisition Date	Principal Amount	Amortized Cost	Value
American Airlines Group, 3.75% due 03/01/2025, 144A 144A	2/04/2021 (a)	$525,000	$473,287	$444,674
Staples, Inc., 10.75%, due 04/15/2027, 144A	4/12/2021 (b)	750,000	749,301	540,075
			$1,222,588	$984,749

(a)	An additional purchases was made on 4/23/2021.
(b)	Additional purchases were made on 6/3/2021 and 12/29/2021.

29

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2022 (Unaudited)

NOTE 12. SUBSEQUENT EVENTS

On January 17, 2023, the Income Fund declared a dividend of $56,753, which was paid on January 17, 2023.

On February 15, 2023, the Income Fund declared a dividend of $56,921, which was paid on February 15, 2023.

Management has evaluated subsequent events through the issuance of the financial statements and has noted no other such events that would require disclosure.

NOTE 13. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

NOTE 14. NEW ACCOUNTING PRONOUNCMENTS

In June 2022, FASB issued Accounting Standards Update No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. For RICs, such as the Funds, ASU 2022-03 will be applicable to equity securities with contractual sale restrictions executed, or modified, after the date of adoption. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

30

TRUSTEES AND OFFICERS – (Unaudited)

The Trustees are responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds.  This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively. The Statement of Additional Information for each Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at (800) 934-5550.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Arthur Q. Falk YOB : 1937	Trustee	Since 2011	Retired.	Six	None
Tom M. Wirtshafter YOB : 1954	Trustee and Independent Chairman	Since 2011 Since 2022	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment advisor) (2009–Present).	Six	None
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999–present).	Six	IDX Funds (2015–2021)
Thomas J. Schmidt YOB: 1963	Trustee	Since 2018	Principal, Tom Schmidt & Associates Consulting, LLC (2015–Present)	Six	Lind Capital PartnersMunicipal CreditIncome Fund (2021–present)
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013–present)	Six	IDX Funds (2015–2021)

* The Interested Trustee is an Interested Trustee because he is Chief Executive Officer and principal owner of M3Sixty Administration, LLC, the Funds’ administrator and transfer agent.

31

TRUSTEES AND OFFICERS – (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years

Richard Yates YOB: 1965	Chief Compliance Officer and Secretary	Since 2021	Of Counsel, McElroy Deutsch (2020–present); Head of Compliance, M3Sixty Administration, LLC (2021–present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2021–present); Founder, The Yates Law Firm (2018–2020); Chief Legal Officer, Manning & Napier, Inc. (2000–2018).	N/A	N/A
Larry E. Beaver, Jr.** YOB: 1969	Treasurer	Since 2021	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017–Present); Director of Fund Accounting & Administration, M3SixtyAdministration, LLC (2005–2017); Assistant Treasurer, 360 Funds Trust (2017–2021); Chief Accounting Officer, Amidex Funds, Inc. (2003–2020); Assistant Treasurer, Capital Management Investment Trust (2017–2018); Assistant Treasurer, IDX Funds (2017–2021); Assistant Treasurer, WP Funds Trust (2017–2021).	N/A	N/A
Tony DeMarino YOB: 1970	Anti-Money Laundering Officer	Since 2022	Principal Executive Officer, Matrix 360 Distributors, LLC (2022–present); Partner, Primark Capital (2020–2022); Head of Distribution, Cognios Capital, LLC (2016–2020).	N/A	N/A

32

TRUSTEES AND OFFICERS – (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” (an “Independent Trustee”) receives a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee receives, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust reimburses each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust are also reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From the IMS Family of Funds[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the IMS Family of Funds Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk	$ 3,933	None	None	$ 3,933
Tom M. Wirtshafter	$ 3,933	None	None	$ 3,933
Gary W. DiCenzo (3)	$ 1,967	None	None	$ 1,967
Steven D. Poppen	$ 3,933	None	None	$ 3,933
Thomas J. Schmidt	$ 3,933	None	None	$ 3,933

Interested Trustee
Randall K. Linscott	None	None	None	None

1 Each of the Trustees serves as a Trustee to two IMS Family of Funds of the Trust. The Trust currently offers six series of shares.

2 Figures are for the six months ended December 31, 2022.

3 Gary W. DiCenzo resigned as Trustee effective October 25, 2022.

33

OTHER INFORMATION – (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 934-5550 to request a copy of the SAI or to make shareholder inquiries.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 934-5550; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 934-5550; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. For the year ended December 31, 2022, certain distributions paid by the Funds may be subject to a maximum tax rate of 20%. The Value Fund and Income Fund intend to designate up to a maximum amount of $0 and $510,103, respectively, as taxed at a maximum rate of 20%.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2023 to determine the calendar year amounts to be included on their 2022 tax returns. Shareholders should consult their own tax advisors.

34

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

IMS Capital Management, Inc.

8995 S.E. Otty Road,

Portland, OR 97086

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

CUSTODIAN BANK

Huntington National Bank
41 South Street
Columbus, OH 43125

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: March 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: March 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: March 9, 2023